Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Operating Segments
Segment reconciliation for the year ended December 31, 2022:

	2022
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	275,200	(2,463)	272,737	203,686	(197)	203,489	236,222	(1,210)	235,012
Cost of goods and services rendered	(252,879)	2,217	(250,662)	(159,940)	(380)	(160,320)	(204,924)	1,039	(203,885)
Initial recognition and changes in fair value of biological assets and agricultural produce	64,133	1,441	65,574	14,802	521	15,323	27,523	(266)	27,257
Gain from changes in net realizable value of agricultural produce after harvest	(21,495)	136	(21,359)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	64,959	1,331	66,290	58,548	(56)	58,492	58,821	(437)	58,384
General and administrative expenses	(13,175)	5	(13,170)	(15,404)	169	(15,235)	(10,378)	181	(10,197)
Selling expenses	(31,672)	208	(31,464)	(34,630)	229	(34,401)	(27,050)	76	(26,974)
Other operating income, net	(1,021)	(653)	(1,674)	79	1	80	(8)	(3)	(11)
Bargain purchase gain on acquisition	—	—	—	10,070	37	10,107	—	—	—
Profit from Operations	19,091	891	19,982	18,663	380	19,043	21,385	(183)	21,202

Depreciation and amortization	(7,908)	40	(7,868)	(12,112)	97	(12,015)	(10,075)	57	(10,018)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2022
	All other segments			Land transformation			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	5,839	(113)	5,726	—	—	—	—	—	—	1,351,707	(3,983)	1,347,724
Cost of goods and services rendered	(5,153)	114	(5,039)	—	—	—	—	—	—	(1,078,737)	2,990	(1,075,747)
Initial recognition and changes in fair value of biological assets and agricultural produce	(336)	57	(279)	—	—	—	—	—	—	214,188	1,753	215,941
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	—	—	—	(22,429)	136	(22,293)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	350	58	408	—	—	—	—	—	—	464,729	896	465,625
General and administrative expenses	(220)	1	(219)	—	—	—	(23,413)	(136)	(23,549)	(84,507)	220	(84,287)
Selling expenses	(257)	4	(253)	—	—	—	(257)	(1)	(258)	(144,031)	516	(143,515)
Other operating income, net	(2,801)	(195)	(2,996)	3,699	6	3,705	(136)	21	(115)	2,693	(823)	1,870
Bargain purchase gain on acquisition	—	—	—	—	—	—	—	—	—	10,070	37	10,107
Profit from Operations	(2,928)	(132)	(3,060)	3,699	6	3,705	(23,806)	(116)	(23,922)	248,954	846	249,800

Depreciation and amortization	(212)	—	(212)	—	—	—	22	(29)	(7)	(191,205)	165	(191,040)
Net (loss) / gain from Fair value adjustment of investment property	(2,764)	(197)	(2,961)	—	—	—	—	—	—	(2,764)	(197)	(2,961)
Segment reconciliation for the year ended December 31, 2021:

	2021
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	228,894	11,836	240,730	130,526	4,343	134,869	172,803	10,251	183,054
Cost of goods and services rendered	(203,148)	(10,083)	(213,231)	(109,709)	(2,336)	(112,045)	(149,738)	(8,339)	(158,077)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,704	8,286	73,990	37,119	6,715	43,834	18,336	1,559	19,895
Gain from changes in net realizable value of agricultural produce after harvest	(10,163)	(1,221)	(11,384)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	81,287	8,818	90,105	57,936	8,722	66,658	41,401	3,471	44,872
General and administrative expenses	(10,273)	(827)	(11,100)	(8,891)	(869)	(9,760)	(4,715)	(541)	(5,256)
Selling expenses	(21,925)	(1,494)	(23,419)	(16,618)	(1,490)	(18,108)	(20,779)	(1,793)	(22,572)
Other operating income, net	(3,538)	(185)	(3,723)	239	46	285	(150)	(20)	(170)
Profit from Operations	45,551	6,312	51,863	32,666	6,409	39,075	15,757	1,117	16,874

Depreciation and amortization	(6,501)	(634)	(7,135)	(8,080)	(814)	(8,894)	(7,144)	(797)	(7,941)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2021
	All other segments			Land transformation			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	3,490	199	3,689	—	—	—	—	—	—	1,097,723	26,629	1,124,352
Cost of goods and services rendered	(2,966)	(145)	(3,111)	—	—	—	—	—	—	(834,062)	(20,903)	(854,965)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,380	(18)	1,362	—	—	—	—	—	—	211,198	16,542	227,740
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	—	—	—	(11,658)	(1,221)	(12,879)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	1,904	36	1,940	—	—	—	—	—	—	463,201	21,047	484,248
General and administrative expenses	(173)	(14)	(187)	—	—	—	(22,119)	(1,908)	(24,027)	(65,635)	(4,159)	(69,794)
Selling expenses	(273)	(17)	(290)	—	—	—	(306)	(21)	(327)	(112,847)	(4,815)	(117,662)
Other operating income, net	(3,995)	(470)	(4,465)	6,613	—	6,613	103	(21)	82	(18,118)	(650)	(18,768)
Profit from Operations	(2,537)	(465)	(3,002)	6,613	—	6,613	(22,322)	(1,950)	(24,272)	266,601	11,423	278,024

Depreciation and amortization	(175)	(15)	(190)	—	—	—	(738)	(49)	(787)	(166,619)	(2,309)	(168,928)
Net (loss) / gain from Fair value adjustment of investment property	(3,884)	(447)	(4,331)	—	—	—	—	—	—	(3,884)	(447)	(4,331)
Segment reconciliation for the year ended December 31, 2020:

	2020
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	170,114	(1,653)	168,461	102,886	(1,024)	101,862	135,471	(1,997)	133,474
Cost of goods and services rendered	(150,745)	1,495	(149,250)	(74,395)	565	(73,830)	(117,754)	1,747	(116,007)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,777	(934)	40,843	19,449	(772)	18,677	12,638	(294)	12,344
Gain from changes in net realizable value of agricultural produce after harvest	7,078	(71)	7,007	—	—	—	(2)	—	(2)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	68,224	(1,163)	67,061	47,940	(1,231)	46,709	30,353	(544)	29,809
General and administrative expenses	(6,816)	122	(6,694)	(7,045)	146	(6,899)	(4,896)	108	(4,788)
Selling expenses	(18,265)	267	(17,998)	(14,170)	247	(13,923)	(13,824)	284	(13,540)
Other operating income, net	(12,846)	(7)	(12,853)	731	(18)	713	(189)	3	(186)
Profit from Operations	30,297	(781)	29,516	27,456	(856)	26,600	11,444	(149)	11,295

Depreciation and amortization	(5,397)	111	(5,286)	(6,652)	147	(6,505)	(6,709)	141	(6,568)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2020
	All other segments			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	2,545	(37)	2,508	—	—	—	822,475	(4,711)	817,764
Cost of goods and services rendered	(1,984)	22	(1,962)	—	—	—	(615,775)	3,829	(611,946)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,269	(13)	1,256	—	—	—	124,742	(2,013)	122,729
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	7,076	(71)	7,005
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	1,830	(28)	1,802	—	—	—	338,518	(2,966)	335,552
General and administrative expenses	(120)	2	(118)	(19,319)	336	(18,983)	(54,138)	710	(53,428)
Selling expenses	(217)	3	(214)	(202)	7	(195)	(95,866)	808	(95,058)
Other operating income, net	1,069	(2)	1,067	(161)	(8)	(169)	2,033	(46)	1,987
Profit from Operations	2,562	(25)	2,537	(19,682)	335	(19,347)	190,547	(1,494)	189,053

Depreciation and amortization	(138)	3	(135)	(876)	14	(862)	(142,288)	416	(141,872)
Net (loss) / gain from Fair value adjustment of investment property	1,080	(3)	1,077	—	—	—	1,080	(3)	1,077
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’.

Segment analysis for the year ended December 31, 2022:

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	275,200	203,686	236,222	5,839	720,947	630,760	—	—	1,351,707
Cost of goods sold and services rendered	(252,879)	(159,940)	(204,924)	(5,153)	(622,896)	(455,841)	—	—	(1,078,737)
Initial recognition and changes in fair value of biological assets and agricultural produce	64,133	14,802	27,523	(336)	106,122	108,066	—	—	214,188
Changes in net realizable value of agricultural produce after harvest	(21,495)	—	—	—	(21,495)	(934)	—	—	(22,429)
Margin on manufacturing and agricultural activities before operating expenses	64,959	58,548	58,821	350	182,678	282,051	—	—	464,729
General and administrative expenses	(13,175)	(15,404)	(10,378)	(220)	(39,177)	(21,917)	—	(23,413)	(84,507)
Selling expenses	(31,672)	(34,630)	(27,050)	(257)	(93,609)	(50,165)	—	(257)	(144,031)
Other operating income, net	(1,021)	79	(8)	(2,801)	(3,751)	2,881	3,699	(136)	2,693
Bargain purchase gain on acquisition	—	10,070	—	—	10,070	—	—	—	10,070
Profit / (loss) from operations	19,091	18,663	21,385	(2,928)	56,211	212,850	3,699	(23,806)	248,954

Depreciation and amortization	(7,908)	(12,112)	(10,075)	(212)	(30,307)	(160,920)	—	22	(191,205)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	(2,764)	(2,764)	—	—	—	(2,764)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	3,929	3,701	(2,276)	(2,231)	3,123	35,232	—	—	38,355
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	60,204	11,101	29,799	1,895	102,999	72,834	—	—	175,833
Changes in net realizable value of agricultural produce after harvest (unrealized)	72	—	—	—	72	—	—	—	72
Changes in net realizable value of agricultural produce after harvest (realized)	(21,567)	—	—	—	(21,567)	(934)	—	—	(22,501)

Farmlands and farmland improvements, net	457,286	149,251	2,221	56,928	665,686	78,647	—	—	744,333
Machinery, equipment and other fixed assets, net	48,691	58,827	108,589	1,792	217,899	171,307	—	—	389,206
Bearer plants, net	1,057	—	—	—	1,057	351,670	—	—	352,727
Work in progress	7,021	29,061	22,325	2,399	60,806	18,283	—	—	79,089
Right of use assest	18,952	8,594	711	—	28,257	330,681	—	1,243	360,181
Investment property	—	—	—	33,330	33,330	—	—	—	33,330
Goodwill	7,990	1,106	5,263	—	14,359	4,185	—	—	18,544
Biological assets	66,002	52,752	30,045	8,214	157,013	109,431	—	—	266,444
Finished goods	37,539	13,659	12,825	—	64,023	88,693	—	—	152,716
Raw materials, stocks held by third parties and others	62,911	22,129	8,700	291	94,031	27,275	—	—	121,306
Total segment assets	707,449	335,379	190,679	102,954	1,336,461	1,180,172	—	1,243	2,517,876
Borrowings	41,493	113,133	138,241	—	292,867	587,865	—	127,020	1,007,752
Lease liabilities	18,234	8,281	623	—	27,138	310,162	—	680	337,980
Total segment liabilities	59,727	121,414	138,864	—	320,005	898,027	—	127,700	1,345,732
Segment analysis for the year ended December 31, 2021

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	228,894	130,526	172,803	3,490	535,713	562,010	—	—	1,097,723
Cost of goods sold and services rendered	(203,148)	(109,709)	(149,738)	(2,966)	(465,561)	(368,501)	—	—	(834,062)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,704	37,119	18,336	1,380	122,539	88,659	—	—	211,198
Changes in net realizable value of agricultural produce after harvest	(10,163)	—	—	—	(10,163)	(1,495)	—	—	(11,658)
Margin on manufacturing and agricultural activities before operating expenses	81,287	57,936	41,401	1,904	182,528	280,673	—	—	463,201
General and administrative expenses	(10,273)	(8,891)	(4,715)	(173)	(24,052)	(19,464)	—	(22,119)	(65,635)
Selling expenses	(21,925)	(16,618)	(20,779)	(273)	(59,595)	(52,946)	—	(306)	(112,847)
Other operating income, net	(3,538)	239	(150)	(3,995)	(7,444)	(17,390)	6,613	103	(18,118)
Profit / (loss) from operations	45,551	32,666	15,757	(2,537)	91,437	190,873	6,613	(22,322)	266,601

Depreciation and amortization	(6,501)	(8,080)	(7,144)	(175)	(21,900)	(143,981)	—	(738)	(166,619)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	(3,884)	(3,884)	—	—	—	(3,884)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	14,399	4,117	(6,271)	8,904	21,149	(16,294)	—	—	4,855
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	51,305	33,002	24,607	(7,524)	101,390	104,953	—	—	206,343
Changes in net realizable value of agricultural produce after harvest (unrealized)	(4,001)	—	—	—	(4,001)	—	—	—	(4,001)
Changes in net realizable value of agricultural produce after harvest (realized)	(6,162)	—	—	—	(6,162)	(1,495)	—	—	(7,657)

Farmlands and farmland improvements, net	448,608	146,795	2,143	56,315	653,861	73,979	—	—	727,840
Machinery, equipment and other fixed assets, net	47,122	29,543	81,516	1,641	159,822	158,611	—	—	318,433
Bearer plants, net	892	—	—	—	892	294,090	—	—	294,982
Work in progress	3,444	33,200	27,341	1,496	65,481	15,887	—	—	81,368
Right of use assets	13,005	3,361	930	—	17,296	243,469	—	11	260,776
Investment property	—	—	—	32,132	32,132	—	—	—	32,132
Goodwill	7,074	979	4,660	—	12,713	3,913	—	—	16,626
Biological assets	54,886	42,729	18,979	7,257	123,851	71,327	—	—	195,178
Finished goods	37,225	5,015	15,157	—	57,397	80,857	—	—	138,254
Raw materials, stocks held by third parties and others	42,253	14,797	10,416	579	68,045	33,225	—	—	101,270
Total segment assets	654,509	276,419	161,142	99,420	1,191,490	975,358	—	11	2,166,859
Borrowings	31,755	34,230	62,061	—	128,046	524,461	—	165,144	817,651
Lease liabilities	14,106	4,157	924	—	19,187	227,585	—	82	246,854
Total segment liabilities	45,861	38,387	62,985	—	147,233	752,046	—	165,226	1,064,505

Segment analysis for the year ended December 31, 2020

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	170,114	102,886	135,471	2,545	411,016	411,459	—	—	822,475
Cost of goods sold and services rendered	(150,745)	(74,395)	(117,754)	(1,984)	(344,878)	(270,897)	—	—	(615,775)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,777	19,449	12,638	1,269	75,133	49,609	—	—	124,742
Changes in net realizable value of agricultural produce after harvest	7,078	—	(2)	—	7,076	—	—	—	7,076
Margin on manufacturing and agricultural activities before operating expenses	68,224	47,940	30,353	1,830	148,347	190,171	—	—	338,518
General and administrative expenses	(6,816)	(7,045)	(4,896)	(120)	(18,877)	(15,942)	—	(19,319)	(54,138)
Selling expenses	(18,265)	(14,170)	(13,824)	(217)	(46,476)	(49,188)	—	(202)	(95,866)
Other operating income, net	(12,846)	731	(189)	1,069	(11,235)	5,495	7,934	(161)	2,033
Profit / (loss) from operations	30,297	27,456	11,444	2,562	71,759	130,536	7,934	(19,682)	190,547

Depreciation and amortization	(5,397)	(6,652)	(6,709)	(138)	(18,896)	(122,516)	—	(876)	(142,288)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	1,080	1,080	—	—	—	1,080
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	12,211	3,975	(5,151)	2,258	13,293	19,682	—	—	32,975
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	29,566	15,474	17,789	(989)	61,840	29,927	—	—	91,767
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)	—	—	—	(481)	—	—	—	(481)
Changes in net realizable value of agricultural produce after harvest (realized)	7,559	—	(2)	—	7,557	—	—	—	7,557
Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2022	2021
Total reportable assets as per segment information	2,517,876	2,166,859
Intangible assets (excluding goodwill)	17,576	14,711
Deferred income tax assets	8,758	10,321
Trade and other receivables	228,378	188,080
Other assets	1,701	1,079
Derivative financial instruments	5,342	1,585
Restricted short-term investment	98,571	—
Cash and cash equivalents	230,653	199,766
Total assets as per the statement of financial position	3,108,855	2,582,401

	2022	2021
Total reportable liabilities as per segment information	1,345,732	1,064,505
Trade and other payables	259,607	169,030
Deferred income tax liabilities	301,414	265,848
Payroll and social liabilities	31,545	26,294
Provisions for other liabilities	3,435	5,986
Current income tax liabilities	422	1,625
Derivative financial instruments	3,057	1,283
Total liabilities as per the statement of financial position	1,945,212	1,534,571

Schedule of Geographical Areas
As of and for the year ended December 31, 2022:

	Argentina	Brazil	Uruguay	Others (*)	Total
Property, plant and equipment	914,444	620,065	30,846	—	1,565,355
Investment property	33,330	—	—	—	33,330
Goodwill	14,359	4,185	—	—	18,544
Non-current portion of biological assets	30,622	—	—	—	30,622

Sales of goods and services rendered	373,746	494,215	472,538	11,208	1,351,707
Initial recognition and changes in fair value of biological assets and agricultural produce	102,656	108,066	3,466	—	214,188
Changes in net realizable value of agricultural produce after harvest	(21,482)	(934)	(13)	—	(22,429)

As of and for the year ended December 31, 2021:

	Argentina	Brazil	Uruguay	Others (*)	Total
Property, plant and equipment	868,527	542,710	11,386	—	1,422,623
Investment property	32,132	—	—	—	32,132
Goodwill	12,713	3,913	—	—	16,626
Non-current portion of biological assets	19,355	—	—	—	19,355

Sales of goods and services rendered	284,026	385,959	427,661	77	1,097,723
Initial recognition and changes in fair value of biological assets and agricultural produce	120,255	88,659	2,284	—	211,198
Changes in net realizable value of agricultural produce after harvest	(9,679)	(1,496)	(483)	—	(11,658)
(*) It includes the initial operations in Chile which are not disclosed separately on materiality grounds.
As of and for the year ended December 31, 2020:

	Argentina	Brazil	Uruguay	Total
Sales of goods and services rendered	389,018	411,779	21,678	822,475
Initial recognition and changes in fair value of biological assets and agricultural produce	72,391	50,348	2,003	124,742
Changes in net realizable value of agricultural produce after harvest	6,770	(88)	394	7,076